PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2013	2014
Cost:

Land and buildings	$7,779	$7,025
Machinery and equipment	2,752	2,822
Motor vehicles	1,910	1,611
Promotional displays	488	452
Office furniture and equipment	3,729	3,620
Leasehold improvements	652	575

	17,310	16,105
Accumulated depreciation:

Buildings	3,485	3,440
Machinery and equipment	2,187	2,221
Motor vehicles	1,001	864
Promotional displays	343	349
Office furniture and equipment	2,706	2,803
Leasehold improvements	308	317

	10,030	9,994

Property and equipment, net	$7,280	$6,111